Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 17,141,775	$ 8,727,542
Trade and other receivables, net	259,138	111,842
Inventories	175,469
Prepaid expenses	801,959	769,825
Total Current Assets	18,378,341	9,609,209
Property and equipment, net	661,692	37,884
Intangible asset
Right-of-use asset	1,177,695	393,702
Other asset	23,275
Total assets	20,241,003	10,040,795
Current Liabilities
Accounts payable and accrued liabilities	2,656,679	784,786
Accrued payroll	260,000	233,710
Accounts payable – related party		84,750
Convertible debt	43,057	45,666
Convertible debt – related party	32,181	32,221
Loans payable		22,754
Loans payable – related party		92,792
Silent partnership	759,168
Silent partnership – related party	206,167
Lease liabilities	285,354	55,076
Total current liabilities	4,242,606	1,351,755
Silent partnerships	687,128	1,463,981
Silent partnerships – related party	256,086	476,138
Lease liabilities	959,116	387,766
Total Liabilities	6,144,936	3,679,640
Shareholders’ equity
Share capital	164,896	141,075
Share premium	38,831,542	13,126,493
Reserve	18,079,741	9,736,066
Accumulated deficit	(43,032,294)	(16,644,958)
Accumulated other comprehensive income	52,182	2,479
Total shareholders’ equity	14,096,067	6,361,155
Total liabilities and shareholders’ equity	$ 20,241,003	$ 10,040,795